Document and Entity Information	Jun. 09, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001562401
Document Type	8-K
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	AMERICAN HOMES 4 RENT
Entity Incorporation State Country Code	MD
Entity File Number	001-36013
Entity Tax Identification Number	46-1229660
Entity Address, Address Line One	280 Pilot Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(805)
Local Phone Number	413-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common shares of beneficial interest, $.01 par value
Trading Symbol	AMH
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series G perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-G
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series H perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-H
Security Exchange Name	NYSE